Share Capital and Other Reserves - Schedule of Fair Value of the Warrant (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Warrant [Line Items]
Dividend yield	0.00%	0.00%
Bottom of Range [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	3.1	4.1
Risk-free interest rate	4.33%	3.63%
Annual expected volatility	144.00%	124.00%
Top of Range [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	3.6	5
Risk-free interest rate	4.38%	4.13%
Annual expected volatility	146.00%	133.00%
Boustead [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	5
Dividend yield	0.00%
Boustead [Member] | Bottom of Range [Member]
Schedule of Fair Value of the Warrant [Line Items]
Risk-free interest rate	4.44%
Annual expected volatility	141.00%
Boustead [Member] | Top of Range [Member]
Schedule of Fair Value of the Warrant [Line Items]
Risk-free interest rate	4.45%
Annual expected volatility	144.00%